UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	3-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Bond Fund

March 31, 2013

Global Bond - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 44.1%

AUSTRALIA — 1.9%
Australia Government Bond, 6.50%, 5/15/13	AUD	220,000	230,133
Australia Government Bond, 5.75%, 7/15/22	AUD	150,000	185,526
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	163,333

			578,992

AUSTRIA — 1.1%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	100,000	134,815
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	115,073
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	60,688
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	16,487

			327,063

BELGIUM — 0.6%
Belgium Government Bond, 4.00%, 3/28/18	EUR	30,000	44,231
Belgium Government Bond, 3.75%, 9/28/20	EUR	25,000	36,995
Belgium Government Bond, 5.00%, 3/28/35	EUR	65,000	109,303

			190,529

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19		$100,000	120,750

CANADA — 2.5%
Canadian Government Bond, 4.00%, 6/1/17	CAD	170,000	185,873
Canadian Government Bond, 3.75%, 6/1/19	CAD	65,000	72,558
Canadian Government Bond, 3.25%, 6/1/21	CAD	170,000	187,762
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	82,628
Canadian Government Bond, 4.00%, 6/1/41	CAD	30,000	38,451
Province of British Columbia, 4.10%, 12/18/19	CAD	65,000	71,979
Province of Ontario Canada, 1.60%, 9/21/16		$40,000	41,195
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	82,594

			763,040

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	11,210

DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	73,183
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	14,114

			87,297

FINLAND — 0.2%
Finland Government Bond, 1.625%, 9/15/22	EUR	45,000	58,064

FRANCE — 2.1%
France Government Bond OAT, 4.00%, 4/25/14	EUR	55,000	73,441
France Government Bond OAT, 3.25%, 10/25/21	EUR	200,000	286,803
France Government Bond OAT, 5.50%, 4/25/29	EUR	75,000	130,931
France Government Bond OAT, 4.75%, 4/25/35	EUR	75,000	123,701

			614,876

GERMANY — 3.7%
Bundesobligation, 2.00%, 2/26/16	EUR	90,000	121,992

Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	290,000	411,485
Bundesrepublik Deutschland, 1.50%, 2/15/23	EUR	305,000	398,861
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	95,000	172,405

			1,104,743

IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14	EUR	70,000	92,286
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	51,035

			143,321

ITALY — 1.3%
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/15	EUR	185,000	244,166
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	135,000	149,809

			393,975

JAPAN — 13.6%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	78,300,000	852,901
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	105,000,000	1,197,177
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	70,000,000	779,450
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	88,300,000	1,107,901
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	12,000,000	139,844

			4,077,273

MEXICO — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	900,000	81,478
Mexico Government International Bond, 5.95%, 3/19/19		$30,000	36,450
Mexico Government International Bond, 6.05%, 1/11/40		20,000	24,850

			142,778

MULTI-NATIONAL — 2.2%
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	175,305
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	74,163
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	266,286
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	127,598

			643,352

NETHERLANDS — 1.5%
Netherlands Government Bond, 4.00%, 7/15/16(1)	EUR	140,000	200,613
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	150,000	223,035
Netherlands Government Bond, 4.00%, 1/15/37(1)	EUR	20,000	32,986

			456,634

NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	46,289

NORWAY — 1.5%
Norway Government Bond, 4.25%, 5/19/17	NOK	250,000	47,764
Norway Government Bond, 3.75%, 5/25/21	NOK	2,000,000	388,735

			436,499

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	13,600

POLAND†
Poland Government International Bond, 3.00%, 3/17/23		10,000	9,710

SINGAPORE — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	55,230

SOUTH AFRICA — 0.3%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	81,126

SOUTH KOREA — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	42,419

SPAIN — 2.5%
Spain Government Bond, 4.50%, 1/31/18	EUR	500,000	660,542
Spain Government Bond, 5.85%, 1/31/22	EUR	60,000	81,853

			742,395

SWEDEN — 1.9%
Sweden Government Bond, 6.75%, 5/5/14	SEK	1,000,000	163,086
Sweden Government Bond, 4.25%, 3/12/19	SEK	450,000	80,263
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,780,000	314,554

			557,903

SWITZERLAND — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	159,080

UNITED KINGDOM — 4.5%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	210,000	358,901
United Kingdom Gilt, 3.75%, 9/7/21	GBP	170,000	304,082
United Kingdom Gilt, 4.50%, 12/7/42	GBP	295,000	569,251
United Kingdom Gilt, 4.25%, 12/7/55	GBP	60,000	112,759

			1,344,993

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,814,892)			13,203,141

CORPORATE BONDS — 24.8%

AEROSPACE AND DEFENSE — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	22,551
United Technologies Corp., 5.70%, 4/15/40		10,000	12,649
United Technologies Corp., 4.50%, 6/1/42		10,000	10,723

			45,923

AUTOMOBILES — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		30,000	34,396

BEVERAGES — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43		10,000	9,839
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	52,654
Brown-Forman Corp., 3.75%, 1/15/43		10,000	9,730
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	31,042
PepsiCo, Inc., 3.60%, 8/13/42		10,000	9,224
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,846
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		10,000	10,731

			144,066

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17		30,000	31,025
Amgen, Inc., 4.10%, 6/15/21		10,000	11,090
Amgen, Inc., 5.375%, 5/15/43		10,000	11,187
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	22,567

			75,869

CAPITAL MARKETS — 0.6%
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	86,856
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,950
UBS AG, MTN, 6.625%, 4/11/18	GBP	50,000	93,695

			191,501

CHEMICALS — 0.5%
Ashland, Inc., 4.75%, 8/15/22(1)		$10,000	10,200
Ashland, Inc., 4.75%, 8/15/22(1)		10,000	10,175
Dow Chemical Co. (The), 5.90%, 2/15/15		50,000	54,675
Eastman Chemical Co., 3.60%, 8/15/22		20,000	20,829
Ecolab, Inc., 4.35%, 12/8/21		20,000	22,122
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		25,000	26,000

			144,001

COMMERCIAL BANKS — 3.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	181,316
Bank of America N.A., 5.30%, 3/15/17		$50,000	56,095
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,978
Barclays Bank plc, MTN, VRN, 4.875%, 12/15/14	EUR	40,000	37,686
Capital One Financial Corp., 2.15%, 3/23/15		$10,000	10,210
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	135,711
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	93,882
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$10,000	10,575
HSBC Bank plc, 3.50%, 6/28/15(1)		20,000	21,170
ING Bank NV, MTN, 3.875%, 12/23/16	GBP	50,000	81,834
KFW, 2.00%, 6/1/16		$50,000	52,255
KFW, 3.875%, 1/21/19	EUR	70,000	104,800
KFW, MTN, 4.625%, 1/4/23	EUR	70,000	114,026
PNC Funding Corp., 3.625%, 2/8/15		$40,000	42,135
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		10,000	10,892
U.S. Bancorp., MTN, 2.95%, 7/15/22		10,000	9,980
Wells Fargo & Co., 2.10%, 5/8/17		30,000	30,979
Wells Fargo & Co., 5.625%, 12/11/17		20,000	23,692

			1,038,216

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,482
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,984

			31,466

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17		30,000	30,277

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		10,000	10,255

CONSUMER FINANCE — 0.5%
American Express Credit Corp., MTN, 2.75%, 9/15/15		70,000	73,251
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,471
Credit Suisse (New York), 5.50%, 5/1/14		40,000	42,093
Equifax, Inc., 3.30%, 12/15/22		10,000	9,865
SLM Corp., 6.25%, 1/25/16		20,000	21,951

			157,631

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22		5,000	5,064

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	44,500
Bank of America Corp., 4.50%, 4/1/15		10,000	10,601
Bank of America Corp., 3.75%, 7/12/16		40,000	42,579
Bank of America Corp., 6.50%, 8/1/16		10,000	11,527
Bank of America Corp., 5.75%, 12/1/17		40,000	46,334
Bank of America Corp., 5.70%, 1/24/22		10,000	11,742
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	71,827
Citigroup, Inc., 6.01%, 1/15/15		$30,000	32,499
Citigroup, Inc., 5.50%, 2/15/17		20,000	22,268
Citigroup, Inc., 6.125%, 11/21/17		60,000	71,044
Citigroup, Inc., 4.05%, 7/30/22		10,000	10,357
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	91,366
General Electric Capital Corp., 4.375%, 9/16/20		$50,000	55,959
General Electric Capital Corp., MTN, 6.00%, 8/7/19		70,000	85,146
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		50,000	58,382
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	58,276
HSBC Holdings plc, 5.10%, 4/5/21		30,000	34,743
HSBC Holdings plc, MTN, 3.875%, 3/16/16	EUR	100,000	139,060
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,640
JPMorgan Chase & Co., 6.00%, 1/15/18		60,000	71,407
JPMorgan Chase & Co., 4.25%, 10/15/20		20,000	21,993
JPMorgan Chase & Co., 3.25%, 9/23/22		10,000	10,012
Morgan Stanley, 4.75%, 3/22/17		10,000	11,044
Morgan Stanley, 5.50%, 7/24/20		30,000	34,622
Morgan Stanley, 4.875%, 11/1/22		10,000	10,629
Morgan Stanley, 3.75%, 2/25/23		10,000	10,136
Morgan Stanley, MTN, 4.50%, 2/23/16	EUR	50,000	69,064
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$10,000	10,388
Societe Generale SA, 2.50%, 1/15/14		100,000	101,560
Syngenta Finance NV, 3.125%, 3/28/22		10,000	10,333

			1,270,038

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc., 2.625%, 12/1/22		10,000	9,683
AT&T, Inc., 6.55%, 2/15/39		30,000	37,242
AT&T, Inc., 4.30%, 12/15/42(1)		10,000	9,372
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	37,148
France Telecom SA, MTN, 3.875%, 4/9/20	EUR	50,000	72,070
Frontier Communications Corp., 7.125%, 3/15/19		$25,000	27,125
Telefonica Emisiones SAU, 5.46%, 2/16/21		20,000	21,587
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	81,991
Virgin Media Finance plc, 8.375%, 10/15/19		$31,000	34,797

			331,015

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16		20,000	23,950

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	23,125

Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,650

		33,775

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	20,000	21,319
Ensco plc, 4.70%, 3/15/21	10,000	11,191
Transocean, Inc., 6.375%, 12/15/21	10,000	11,670

		44,180

FOOD AND STAPLES RETAILING — 0.4%
CVS Caremark Corp., 2.75%, 12/1/22	30,000	29,660
Safeway, Inc., 4.75%, 12/1/21	10,000	10,791
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	55,000	57,853
Wal-Mart Stores, Inc., 5.625%, 4/15/41	20,000	25,156
Walgreen Co., 1.80%, 9/15/17	10,000	10,137

		133,597

FOOD PRODUCTS — 0.3%
General Mills, Inc., 4.15%, 2/15/43	10,000	10,078
Kraft Foods Group, Inc., 5.00%, 6/4/42	10,000	10,783
Mondelez International, Inc., 6.50%, 2/9/40	10,000	13,053
TreeHouse Foods, Inc., 7.75%, 3/1/18	45,000	48,881

		82,795

GAS UTILITIES — 0.7%
El Paso Corp., 7.25%, 6/1/18	40,000	46,115
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	10,000	12,173
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	11,483
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	35,260
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	24,256
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	10,000	10,589
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	20,000	19,843
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	19,550
Williams Cos., Inc. (The), 3.70%, 1/15/23	10,000	9,955
Williams Partners LP, 4.125%, 11/15/20	10,000	10,814

		200,038

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Biomet, Inc., 6.50%, 8/1/20(1)	50,000	53,250
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,991

		73,241

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc., 2.75%, 11/15/22	10,000	9,813
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	52,188
Express Scripts Holding Co., 2.65%, 2/15/17	40,000	41,952
HCA, Inc., 7.875%, 2/15/20	30,000	33,225
Healthsouth Corp., 8.125%, 2/15/20	40,000	44,300
UnitedHealth Group, Inc., 4.25%, 3/15/43	10,000	9,892
WellPoint, Inc., 3.125%, 5/15/22	10,000	10,095

		201,465

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	20,000	20,350

Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,607

			40,957

INDUSTRIAL CONGLOMERATES†
General Electric Co., 4.125%, 10/9/42		10,000	10,087

INSURANCE — 1.5%
American International Group, Inc., 5.85%, 1/16/18		20,000	23,472
American International Group, Inc., 6.40%, 12/15/20		20,000	24,822
American International Group, Inc., 4.875%, 6/1/22		10,000	11,342
Aviva plc, VRN, 4.73%, 11/28/14	EUR	50,000	61,843
Berkshire Hathaway, Inc., 3.00%, 5/15/22		$10,000	10,220
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	10,141
International Lease Finance Corp., 5.75%, 5/15/16		10,000	10,851
Lincoln National Corp., 6.25%, 2/15/20		20,000	24,248
Mapfre SA, 5.92%, 7/24/17	EUR	50,000	56,722
Markel Corp., 4.90%, 7/1/22		$10,000	11,133
MetLife, Inc., 6.75%, 6/1/16		30,000	35,296
Prudential Financial, Inc., 5.375%, 6/21/20		20,000	23,637
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	83,601
Scottish Widows plc, VRN, 5.125%, 9/24/15	GBP	50,000	71,984

			459,312

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		$10,000	10,663
International Business Machines Corp., 1.95%, 7/22/16		20,000	20,764

			31,427

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	10,369

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		20,000	20,545

MEDIA — 1.4%
Comcast Corp., 5.90%, 3/15/16		30,000	34,351
Comcast Corp., 6.40%, 5/15/38		30,000	37,918
Discovery Communications LLC, 5.625%, 8/15/19		20,000	23,761
DISH DBS Corp., 6.75%, 6/1/21		50,000	55,813
Lamar Media Corp., 7.875%, 4/15/18		70,000	76,562
News America, Inc., 3.00%, 9/15/22		10,000	9,914
Time Warner Cable, Inc., 6.75%, 7/1/18		30,000	36,976
Time Warner, Inc., 4.875%, 3/15/20		20,000	22,937
Time Warner, Inc., 4.90%, 6/15/42		10,000	10,102
Univision Communications, Inc., 6.875%, 5/15/19(1)		55,000	59,125
Viacom, Inc., 4.375%, 9/15/14		30,000	31,556
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		20,000	19,837

			418,852

METALS AND MINING — 0.5%
Alcoa, Inc., 5.40%, 4/15/21		10,000	10,379
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)		50,000	52,625
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(1)		20,000	20,113
Newmont Mining Corp., 3.50%, 3/15/22		10,000	10,094
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	33,995

Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)		10,000	10,781

			137,987

MULTI-UTILITIES — 1.1%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	9,923
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	11,443
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,362
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	11,075
Duke Energy Corp., 6.30%, 2/1/14		50,000	52,318
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,207
Duke Energy Corp., 3.55%, 9/15/21		10,000	10,658
Enel SpA, MTN, 6.25%, 6/20/19	GBP	50,000	84,097
Florida Power Corp., 3.85%, 11/15/42		$10,000	9,583
GDF Suez, MTN, 2.75%, 10/18/17	EUR	40,000	55,122
Ipalco Enterprises, Inc., 5.00%, 5/1/18		$10,000	10,850
Pacific Gas & Electric Co., 5.80%, 3/1/37		10,000	12,254
Progress Energy, Inc., 3.15%, 4/1/22		10,000	10,217
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	21,256

			329,365

OIL, GAS AND CONSUMABLE FUELS — 1.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		50,000	46,375
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	23,043
Apache Corp., 4.75%, 4/15/43		10,000	10,283
BP Capital Markets plc, 4.50%, 10/1/20		20,000	22,902
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	13,561
Denbury Resources, Inc., 4.625%, 7/15/23		10,000	9,663
Devon Energy Corp., 5.60%, 7/15/41		10,000	10,984
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	21,386
Newfield Exploration Co., 5.625%, 7/1/24		50,000	51,750
Noble Energy, Inc., 4.15%, 12/15/21		20,000	22,043
Occidental Petroleum Corp., 2.70%, 2/15/23		10,000	10,038
Peabody Energy Corp., 6.50%, 9/15/20		25,000	26,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35		30,000	36,075
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20		10,000	11,069
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21		30,000	32,538
Phillips 66, 4.30%, 4/1/22		10,000	11,006
Pioneer Natural Resources Co., 3.95%, 7/15/22		10,000	10,468
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	43,300
Shell International Finance BV, 2.375%, 8/21/22		20,000	19,900
Shell International Finance BV, 3.625%, 8/21/42		10,000	9,737
Statoil ASA, 2.45%, 1/17/23		10,000	9,866
Talisman Energy, Inc., 7.75%, 6/1/19		20,000	25,397

			478,134

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		20,000	23,715
International Paper Co., 6.00%, 11/15/41		10,000	11,696

			35,411

PHARMACEUTICALS — 0.5%
AbbVie, Inc., 1.75%, 11/6/17(1)		20,000	20,274
AbbVie, Inc., 4.40%, 11/6/42(1)		10,000	10,143
Bristol-Myers Squibb Co., 3.25%, 8/1/42		10,000	8,816
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		10,000	10,230

Merck & Co., Inc., 3.60%, 9/15/42		10,000	9,538
Roche Holdings, Inc., 6.00%, 3/1/19(1)		30,000	37,378
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)		55,000	57,681

			154,060

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 4.50%, 1/15/18		10,000	11,015
American Tower Corp., 4.70%, 3/15/22		10,000	10,895
BRE Properties, Inc., 3.375%, 1/15/23		10,000	9,958
Developers Diversified Realty Corp., 4.75%, 4/15/18		10,000	11,073
Essex Portfolio LP, 3.625%, 8/15/22(1)		10,000	9,960
HCP, Inc., 3.75%, 2/1/16		40,000	42,728
Health Care REIT, Inc., 3.75%, 3/15/23		20,000	20,184
Kilroy Realty LP, 3.80%, 1/15/23		10,000	10,270
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,931
Simon Property Group LP, 5.10%, 6/15/15		60,000	65,655
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		10,000	10,933
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	11,138

			235,740

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	21,656
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	10,175
CSX Corp., 4.25%, 6/1/21		10,000	11,272
Firstgroup plc, 6.125%, 1/18/19	GBP	40,000	66,979

			110,082

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17		$20,000	20,100

SOFTWARE — 0.1%
Oracle Corp., 2.50%, 10/15/22		20,000	19,691

SPECIALTY RETAIL — 0.5%
Home Depot, Inc. (The), 5.95%, 4/1/41		10,000	12,779
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	55,437
Staples, Inc., 4.375%, 1/12/23		20,000	20,233
United Rentals (North America), Inc., 5.75%, 7/15/18		50,000	54,438

			142,887

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21		10,000	11,456
L Brands, Inc., 6.625%, 4/1/21		40,000	45,400

			56,856

THRIFTS AND MORTGAGE FINANCE — 1.0%
Cie de Financement Foncier, 4.375%, 4/25/19 (Secured)	EUR	100,000	150,066
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	164,190

			314,256

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19		$10,000	13,964
Altria Group, Inc., 2.85%, 8/9/22		10,000	9,858
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	22,383

			46,205

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	50,000	66,649

TOTAL CORPORATE BONDS (Cost $7,223,593)		7,441,731

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 13.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC, VRN, 1.98%, 4/15/13	99,510	103,171
FHLMC, VRN, 2.08%, 4/15/13	34,485	35,685
FHLMC, VRN, 2.91%, 4/15/13	46,176	48,641
FHLMC, VRN, 3.27%, 4/15/13	9,200	9,724
FHLMC, VRN, 3.28%, 4/15/13	94,708	98,772
FHLMC, VRN, 3.81%, 4/15/13	16,234	17,203
FHLMC, VRN, 5.43%, 4/15/13	11,131	11,943
FHLMC, VRN, 5.79%, 4/15/13	30,028	31,889
FHLMC, VRN, 5.97%, 4/15/13	29,939	32,439
FHLMC, VRN, 6.14%, 4/15/13	11,422	12,358
FNMA, VRN, 2.72%, 4/25/13	27,053	28,254
FNMA, VRN, 3.85%, 4/25/13	16,104	17,104
FNMA, VRN, 3.93%, 4/25/13	20,874	22,170
FNMA, VRN, 5.43%, 4/25/13	16,175	17,480
FNMA, VRN, 5.95%, 4/25/13	30,809	33,713

		520,546

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.5%
FHLMC, 6.00%, 2/1/38	12,801	13,998
FHLMC, 4.00%, 12/1/40	12,532	13,634
FHLMC, 4.00%, 4/1/41	59,580	65,489
FNMA, 4.00%, 4/11/13(3)	75,000	79,980
FNMA, 4.50%, 4/11/13(3)	75,000	80,824
FNMA, 5.50%, 4/11/13(3)	150,000	163,617
FNMA, 5.00%, 7/1/31	91,209	101,559
FNMA, 5.50%, 5/1/33	30,524	33,613
FNMA, 5.00%, 11/1/33	22,380	24,389
FNMA, 5.00%, 9/1/35	107,475	116,723
FNMA, 6.00%, 4/1/37	34,605	38,756
FNMA, 6.00%, 7/1/37	47,810	53,545
FNMA, 6.00%, 8/1/37	40,161	44,881
FNMA, 5.50%, 1/1/39	87,981	95,978
FNMA, 5.50%, 3/1/39	11,870	12,949
FNMA, 4.50%, 6/1/39	149,741	165,989
FNMA, 5.00%, 8/1/39	12,870	14,323
FNMA, 4.50%, 3/1/40	253,243	280,169
FNMA, 3.50%, 12/1/40	80,139	84,702
FNMA, 4.00%, 12/1/40	62,755	68,022
FNMA, 4.00%, 5/1/41	96,282	102,724
FNMA, 4.50%, 7/1/41	94,012	103,244
FNMA, 4.50%, 9/1/41	49,015	53,690
FNMA, 4.00%, 12/1/41	109,377	119,309
FNMA, 4.00%, 1/1/42	77,497	82,706
FNMA, 4.00%, 1/1/42	59,262	63,884

FNMA, 3.50%, 5/1/42	94,963	100,726
FNMA, 3.50%, 6/1/42	48,407	51,481
FNMA, 3.50%, 9/1/42	48,342	51,276
FNMA, 3.50%, 9/1/42	71,209	75,264
FNMA, 3.00%, 11/1/42	99,090	102,317
GNMA, 6.00%, 7/15/33	11,887	13,542
GNMA, 5.00%, 3/20/36	118,686	130,373
GNMA, 5.50%, 1/15/39	9,087	10,301
GNMA, 5.50%, 9/15/39	73,260	80,600
GNMA, 4.50%, 10/15/39	27,668	30,721
GNMA, 5.00%, 10/15/39	42,627	47,224
GNMA, 4.50%, 1/15/40	47,957	52,634
GNMA, 4.00%, 12/15/40	35,285	38,699
GNMA, 4.50%, 12/15/40	108,105	120,033
GNMA, 4.00%, 1/20/41	146,466	158,936
GNMA, 4.00%, 12/15/41	71,324	77,824
GNMA, 3.50%, 6/20/42	93,397	100,014
GNMA, 3.50%, 7/20/42	117,684	126,022

		3,446,684

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,936,663)		3,967,230

U.S. TREASURY SECURITIES — 6.5%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	69,383
U.S. Treasury Bonds, 2.75%, 11/15/42	175,000	162,586
U.S. Treasury Bonds, 3.125%, 2/15/43	200,000	200,844
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	111,526	120,378
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	200,276	218,598
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	199,530	215,711
U.S. Treasury Notes, 0.75%, 10/31/17	450,000	451,512
U.S. Treasury Notes, 1.875%, 10/31/17(4)	50,000	52,711
U.S. Treasury Notes, 0.75%, 12/31/17	400,000	400,781
U.S. Treasury Notes, 2.625%, 4/30/18	45,000	49,155

TOTAL U.S. TREASURY SECURITIES (Cost $1,940,829)		1,941,659

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 3.9%

Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	26,814	28,073
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.99%, 4/1/13	9,973	9,971
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	10,000	10,525
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.86%, 4/1/13	10,982	10,680
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 4/1/13	27,517	26,918
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	13,460	13,855
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.36%, 4/1/13	12,450	12,521
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 4/1/13	25,109	25,937
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.05%, 4/1/13	7,347	7,288

JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.02%, 4/1/13	39,905	37,294
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.92%, 4/1/13	31,082	30,439
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 4/1/13(1)	110,000	111,886
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 4/1/13	29,942	31,299
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.87%, 4/1/13	10,868	11,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 4/1/13	104,268	107,437
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	6,827	7,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	41,159	42,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	100,291	99,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 4/1/13	104,264	104,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 4/1/13	19,633	20,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	104,723	105,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	28,622	29,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	3,461	3,462
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	30,638	31,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.64%, 4/1/13	15,387	15,396
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 4/1/13	15,384	14,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.29%, 4/1/13	17,501	16,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	6,964	7,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	115,899	116,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	42,881	43,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	17,506	18,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,125,705)		1,153,798

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	49,209	50,316
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	50,000	51,441
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	75,000	76,311
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(1)	50,000	50,687

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 4/1/13	55,000	60,526
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/1/13	14,537	14,573
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	17,030	17,017
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/13	50,000	52,838
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/13	50,000	52,265
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	50,000	53,413
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	75,000	79,962
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	50,000	52,969
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/13	35,000	38,050
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	14,129	14,320
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	105,593

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $776,846)		770,281

MUNICIPAL SECURITIES — 0.7%

California GO, (Building Bonds), 7.30%, 10/1/39	20,000	27,989
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,807
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	37,495
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	30,423
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	35,711
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	25,000	28,903
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	30,002

TOTAL MUNICIPAL SECURITIES (Cost $207,626)		213,330

TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $44,307), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $43,430)		43,429
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $132,993), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $130,291)		130,289
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $44,307), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $43,430)		43,430
SSgA U.S. Government Money Market Fund	290,484	290,484

TOTAL TEMPORARY CASH INVESTMENTS (Cost $507,632)		507,632

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $29,533,786)	29,198,802

OTHER ASSETS AND LIABILITIES — 2.5%	750,208

TOTAL NET ASSETS — 100.0%	$29,949,010

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
3,987	AUD for USD	Barclays Bank plc	4/26/13	4,144	92
79,655	CAD for USD	UBS AG	4/26/13	78,370	728
10,000	EUR for USD	Barclays Bank plc	4/26/13	12,820	(183)
64,698	EUR for USD	Barclays Bank plc	4/26/13	82,946	(1,946)
200,000	EUR for USD	Deutsche Bank	4/26/13	256,408	(14,559)
54,100	EUR for USD	HSBC Holdings plc	4/26/13	69,359	(3,978)
170,955	GBP for USD	Barclays Bank plc	4/26/13	259,725	5,138
99,159	GBP for USD	Barclays Bank plc	4/26/13	150,648	592
17,700	GBP for USD	HSBC Holdings plc	4/26/13	26,891	(950)
819,800	JPY for USD	Barclays Bank plc	4/26/13	8,710	(222)
52,740,177	JPY for USD	HSBC Holdings plc	4/26/13	560,348	8,069
4,442,601	KRW for USD	HSBC Holdings plc	4/26/13	3,985	(164)
388,400	NOK for USD	Barclays Bank plc	4/26/13	66,438	(1,505)
1,019,496	NOK for USD	Deutsche Bank	4/26/13	174,391	(7,698)
19,125	SEK for USD	Barclays Bank plc	4/26/13	2,933	(70)
894	SGD for USD	Barclays Bank plc	4/26/13	721	4
				1,758,837	(16,652)
(Value on Settlement Date $1,775,489)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
26,564	AUD for USD	Barclays Bank plc	4/26/13	27,610	(269)
70,990	AUD for USD	Barclays Bank plc	4/26/13	73,784	(772)
448,182	AUD for USD	Westpac Group	4/26/13	465,824	4,507
460,262	CAD for USD	Barclays Bank plc	4/26/13	452,839	9,086
81,689	CAD for USD	Barclays Bank plc	4/26/13	80,371	130
22,727	CAD for USD	Barclays Bank plc	4/26/13	22,360	(232)
90,676	CHF for USD	Barclays Bank plc	4/26/13	95,546	205
32,747	CHF for USD	UBS AG	4/26/13	34,506	790
505,759	DKK for USD	UBS AG	4/29/13	86,986	3,236
307,831	EUR for USD	Barclays Bank plc	4/26/13	394,652	6,265
4,526,449	EUR for USD	HSBC Holdings plc	4/26/13	5,803,100	220,382
385,287	EUR for USD	HSBC Holdings plc	4/26/13	493,955	8,834
71,400	EUR for USD	UBS AG	4/26/13	91,538	1,521
1,658,889	GBP for USD	Barclays Bank plc	4/26/13	2,520,280	110,883
150,000	GBP for USD	HSBC Holdings plc	4/26/13	227,889	9,317
21,700	GBP for USD	UBS AG	4/26/13	32,968	(604)
12,770,000	JPY for USD	Barclays Bank plc	4/26/13	135,677	(2,560)
2,945,300	JPY for USD	HSBC Holdings plc	4/26/13	31,293	1,974
1,804,600	JPY for USD	HSBC Holdings plc	4/26/13	19,173	327
438,235,374	JPY for USD	UBS AG	4/26/13	4,656,119	296,958
5,717,900	JPY for USD	UBS AG	4/26/13	60,751	(1,360)
34,322,397	KRW for USD	Deutsche Bank	4/26/13	30,783	(25)

1,020,016	MXN for USD	Barclays Bank plc	4/26/13	82,394	(900)
2,284,478	NOK for USD	UBS AG	4/26/13	390,774	19,373
19,344	NZD for USD	Westpac Group	4/26/13	16,160	21
2,050,691	SEK for USD	Barclays Bank plc	4/26/13	314,531	7,101
427,400	SEK for USD	Barclays Bank plc	4/26/13	65,554	739
2,057,400	SEK for USD	Deutsche Bank	4/26/13	315,560	(273)
69,699	SGD for USD	Barclays Bank plc	4/26/13	56,196	44
748,261	ZAR for USD	Deutsche Bank	4/26/13	81,122	(26)
				17,160,295	694,672
(Value on Settlement Date $17,854,967)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
4	U.S. Treasury 30-Year Bonds	June 2013	577,875	2,304

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
2	Euro-Bund 10-Year Bond	June 2013	372,993	(5,721)
7	U.S. Treasury 10-Year Notes	June 2013	923,891	(2,656)
			1,296,884	(8,377)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,513,089, which represented 5.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.
(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $36,897.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Sovereign Governments and Agencies	—	13,203,141	—
Corporate Bonds	—	7,441,731	—
U.S. Government Agency Mortgage-Backed Securities	—	3,967,230	—
U.S. Treasury Securities	—	1,941,659	—
Collateralized Mortgage Obligations	—	1,153,798	—
Commercial Mortgage-Backed Securities	—	770,281	—
Municipal Securities	—	213,330	—
Temporary Cash Investments	290,484	217,148	—
Total Value of Investment Securities	290,484	28,908,318	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	678,020	—
Futures Contracts	(352)	(5,721)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(352)	672,299	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,534,074
Gross tax appreciation of investments	$507,519
Gross tax depreciation of investments	(842,791)
Net tax appreciation (depreciation) of investments	$(335,272)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

March 31, 2013

International Bond - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 87.7%

AUSTRALIA — 3.3%
Australia Government Bond, 6.50%, 5/15/13	AUD	12,450,000	13,023,401
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	11,898,420
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	13,629,866

			38,551,687

AUSTRIA — 4.7%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	11,680,000	15,746,355
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	8,269,931
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	17,584,421
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	7,285,000	12,010,432

			53,611,139

BELGIUM — 3.8%
Belgium Government Bond, 4.00%, 3/28/18	EUR	12,195,000	17,979,810
Belgium Government Bond, 3.75%, 9/28/20	EUR	8,370,000	12,385,770
Belgium Government Bond, 5.00%, 3/28/35	EUR	8,320,000	13,990,846

			44,356,426

CANADA — 4.9%
Canadian Government Bond, 5.00%, 6/1/14	CAD	20,090,000	20,687,449
Canadian Government Bond, 1.50%, 3/1/17	CAD	3,000,000	2,982,783
Canadian Government Bond, 5.75%, 6/1/33	CAD	9,040,000	13,581,046
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	8,293,995
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	10,573,584

			56,118,857

DENMARK — 3.9%
Denmark Government Bond, 4.00%, 11/15/17	DKK	75,000,000	15,088,457
Denmark Government Bond, 4.00%, 11/15/19	DKK	8,300,000	1,735,485
Denmark Government Bond, 7.00%, 11/10/24	DKK	47,200,000	13,018,303
Denmark Government Bond, 4.50%, 11/15/39	DKK	60,760,000	15,591,703

			45,433,948

FINLAND — 4.7%
Finland Government Bond, 3.125%, 9/15/14	EUR	4,440,000	5,948,044
Finland Government Bond, 3.875%, 9/15/17	EUR	13,290,000	19,524,999
Finland Government Bond, 4.375%, 7/4/19	EUR	2,725,000	4,226,687
Finland Government Bond, 1.625%, 9/15/22	EUR	6,860,000	8,851,534
Finland Government Bond, 4.00%, 7/4/25	EUR	10,220,000	16,151,533

			54,702,797

FRANCE — 4.4%
France Government Bond OAT, 4.00%, 4/25/14	EUR	4,370,000	5,835,189
France Government Bond OAT, 3.25%, 10/25/21	EUR	2,440,000	3,499,001
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,249,790
France Government Bond OAT, 4.75%, 4/25/35	EUR	5,590,000	9,219,858
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	25,667,919

			50,471,757

GERMANY — 4.6%
Bundesobligation, 2.00%, 2/26/16	EUR	19,300,000	26,160,547
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	3,640,000	5,489,050
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	10,910,000	20,295,301
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	725,913

			52,670,811

JAPAN — 21.7%
Japan Government Five Year Bond, 0.60%, 9/20/14	JPY	3,072,600,000	32,905,070
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	38,451,332
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	4,338,000,000	49,460,527
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	3,830,300,000	42,650,381
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,038,000,000	25,570,811
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,406,300,000	16,388,568
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,689,850,000	45,299,489

			250,726,178

MULTI-NATIONAL — 2.5%
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	8,697,788
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	7,564,634
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	12,759,817

			29,022,239

NETHERLANDS — 3.8%
Netherlands Government Bond, 4.00%, 7/15/16(1)	EUR	13,850,000	19,846,343
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	2,200,000	3,271,179
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	6,800,000	9,223,368
Netherlands Government Bond, 4.00%, 1/15/37(1)	EUR	7,140,000	11,776,201

			44,117,091

NEW ZEALAND — 0.4%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,200,000	4,814,015

NORWAY — 1.8%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	5,349,585
Norway Government Bond, 3.75%, 5/25/21	NOK	81,400,000	15,821,515

			21,171,100

SINGAPORE — 0.8%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	6,083,902
Singapore Government Bond, 3.125%, 9/1/22	SGD	3,100,000	2,853,572

			8,937,474

SWEDEN — 2.3%
Sweden Government Bond, 6.75%, 5/5/14	SEK	26,200,000	4,272,845
Sweden Government Bond, 4.25%, 3/12/19	SEK	47,530,000	8,477,568
Sweden Government Bond, 3.50%, 6/1/22	SEK	77,220,000	13,646,014

			26,396,427

SWITZERLAND — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,420,518
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,443,236

			8,863,754

UNITED KINGDOM — 19.3%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	19,600,000	31,823,312
United Kingdom Gilt, 4.00%, 9/7/16	GBP	23,240,000	39,718,350

United Kingdom Gilt, 4.50%, 3/7/19	GBP	18,825,000	34,512,038
United Kingdom Gilt, 3.75%, 9/7/21	GBP	14,155,000	25,319,339
United Kingdom Gilt, 4.25%, 3/7/36	GBP	22,550,000	41,679,740
United Kingdom Gilt, 4.50%, 12/7/42	GBP	15,625,000	30,151,010
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,260,000	19,281,800

			222,485,589

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $978,245,048)			1,012,451,289

CORPORATE BONDS — 5.0%

FRANCE — 1.4%
Cie de Financement Foncier, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	8,253,631
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	7,821,418

			16,075,049

GERMANY — 0.9%
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,326,731
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,173,722

			10,500,453

IRELAND — 0.6%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	7,066,047

NETHERLANDS — 1.1%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	7,310,333
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,960,581

			13,270,914

UNITED KINGDOM — 1.0%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	2,200,000	3,988,961
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	4,000,000	7,141,760

			11,130,721

TOTAL CORPORATE BONDS (Cost $54,582,274)			58,043,184

SHORT-TERM INVESTMENTS†

U.S. Treasury Bills, 0.13%, 1/9/14(2)(3) (Cost $499,507)		500,000	499,558

TEMPORARY CASH INVESTMENTS — 5.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 2/28/14, valued at $5,338,386), in a joint trading account at 0.11%, dated 3/28/13, due 4/1/13 (Delivery value $5,232,725)			5,232,661
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $16,023,823), in a joint trading account at 0.13%, dated 3/28/13, due 4/1/13 (Delivery value $15,698,212)			15,697,985
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $5,339,309), in a joint trading account at 0.10%, dated 3/28/13, due 4/1/13 (Delivery value $5,232,720)			5,232,662
SSgA U.S. Government Money Market Fund		33,754,490	33,754,490

TOTAL TEMPORARY CASH INVESTMENTS (Cost $59,917,798)			59,917,798

TOTAL INVESTMENT SECURITIES — 97.9% (Cost $1,093,244,627)	1,130,911,829

OTHER ASSETS AND LIABILITIES — 2.1%	23,920,104

TOTAL NET ASSETS — 100.0%	$1,154,831,933

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
2,370,767	CAD for USD	Barclays Bank plc	4/26/13	2,332,533	(46,800)
4,198,719	CHF for USD	UBS AG	4/26/13	4,424,214	(101,292)
145,330,000	CZK for USD	Deutsche Bank	4/26/13	7,228,694	(329,004)
81,946,122	DKK for USD	UBS AG	4/29/13	14,093,949	(524,329)
35,000,000	EUR for USD	Deutsche Bank	4/26/13	44,871,486	(714,964)
40,000,000	EUR for USD	Deutsche Bank	4/26/13	51,281,698	(2,911,902)
4,290,000	EUR for USD	HSBC Holdings plc	4/26/13	5,499,962	(131,092)
4,673,217	GBP for USD	Deutsche Bank	4/26/13	7,099,822	127,710
3,910,000	HKD for USD	Westpac Group	4/26/13	503,763	(812)
889,830,000	JPY for USD	HSBC Holdings plc	4/26/13	9,454,175	(161,191)
2,937,724,236	JPY for USD	UBS AG	4/26/13	31,212,433	(1,990,669)
45,940,229,995	KRW for USD	HSBC Holdings plc	4/26/13	41,203,478	(1,693,431)
8,750,000	NOK for USD	Barclays Bank plc	4/26/13	1,496,740	(33,897)
34,887,086	NOK for USD	Deutsche Bank	4/26/13	5,967,644	(263,417)
3,217,340	NZD for USD	Westpac Group	4/26/13	2,687,826	(3,511)
10,540,000	SGD for USD	HSBC Holdings plc	4/26/13	8,498,095	(86,785)
				237,856,512	(8,865,386)
(Value on Settlement Date $246,721,898)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
9,253,478	AUD for USD	Westpac Group	4/26/13	9,617,724	93,061
2,550,000	CAD for USD	Barclays Bank plc	4/26/13	2,508,875	(33,251)
1,080,000	CHF for USD	HSBC Holdings plc	4/26/13	1,138,002	50,725
13,290,000	DKK for USD	Barclays Bank plc	4/29/13	2,285,753	33,103
9,410,000	EUR for USD	Barclays Bank plc	4/26/13	12,064,019	172,453
33,698,678	EUR for USD	HSBC Holdings plc	4/26/13	43,203,136	1,640,706
7,210,000	EUR for USD	HSBC Holdings plc	4/26/13	9,243,526	530,098
1,100,000	EUR for USD	HSBC Holdings plc	4/26/13	1,410,247	54,623
1,940,000	EUR for USD	UBS AG	4/26/13	2,487,162	117,526
920,000	EUR for USD	Westpac Group	4/26/13	1,179,479	19,511
15,884,194	GBP for USD	Barclays Bank plc	4/26/13	24,132,190	1,061,731
4,810,000	GBP for USD	Barclays Bank plc	4/26/13	7,307,631	(156,176)
460,000	GBP for USD	HSBC Holdings plc	4/26/13	698,859	29,215
394,000	GBP for USD	HSBC Holdings plc	4/26/13	598,588	(693)
707,910,000	JPY for USD	Barclays Bank plc	4/26/13	7,521,330	(151,314)
441,000,000	JPY for USD	HSBC Holdings plc	4/26/13	4,685,492	95,618
199,330,000	JPY for USD	UBS AG	4/26/13	2,117,821	7,645
92,978,291	NOK for USD	UBS AG	4/26/13	15,904,491	788,500
13,930,000	SEK for USD	Barclays Bank plc	4/26/13	2,136,553	24,074
39,489,067	SEK for USD	Deutsche Bank	4/26/13	6,056,748	(5,247)
67,185,466	SEK for USD	UBS AG	4/26/13	10,304,762	150,265
3,601,123	SGD for USD	Barclays Bank plc	4/26/13	2,903,481	2,280

7,621,658	SGD for USD	Deutsche Bank	4/26/13	6,145,121	(2,783)
				175,650,990	4,521,670
(Value on Settlement Date $180,172,660)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
149	U.S. Treasury 30-Year Bonds	June 2013	21,525,844	85,820

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $97,728,230, which represented 8.5% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $499,558.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Sovereign Governments and Agencies	—	1,012,451,289	—
Corporate Bonds	—	58,043,184	—
Short-Term Investments	—	499,558	—
Temporary Cash Investments	33,754,490	26,163,308	—
Total Value of Investment Securities	33,754,490	1,097,157,339	—

Other Financial Instruments
Futures Contracts	85,820	—	—
Forward Foreign Currency Exchange Contracts	—	(4,343,716)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	85,820	(4,343,716)	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,094,049,627
Gross tax appreciation of investments	$53,107,714
Gross tax depreciation of investments	(16,245,512)
Net tax appreciation (depreciation) of investments	$36,862,202

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2013